Convertible Promissory Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Convertible Promissory Notes [Line Items]
Convertible Promissory Notes

NOTE 10 — Convertible Promissory Notes

In June 2021, the Company issued a series of convertible promissory notes (collectively, the 2021 Notes) totaling approximately $23,970. The 2021 Notes bear interest at 8% annually. Unless converted, the entire balance of principal and accrued but unpaid interest is due on December 3, 2022. The 2021 Notes are contingently convertible upon the occurrence of a certain events. The 2021 Notes convert at a discount to the equity securities purchased by investors in a qualified financing of not less than $25,000, a financing other than a qualified financing (non-qualified financing), or in a qualified public transaction (initial public offering, direct listing, or acquisition transaction with a publicly-listed special purpose acquisition company or its subsidiary). The conversion price applicable to any such conversion will be an amount equal to 80% of the lowest price per share paid by investors or implied by a qualified public transaction. Outstanding principal and accrued interest shall immediately become due and payable upon specified events of default or upon an acquisition of the Company other than a qualified public transaction. The Company’s payment obligations under the 2021 Notes are unsecured. Notwithstanding, conversion options discussed herein, the Company may not prepay the amount due in whole or in part without the written consent of the lead investor. As of June 30, 2021, the net carrying amount of the 2021 Notes was $23,820, which includes unamortized issuance costs of $150. The estimated fair value of the convertible debt instruments were $23,970 as of June 30, 2021.

In 2020 and 2019, the Company issued a series of similar convertible promissory notes (collectively, the 2019 Notes) totaling $4,650 and $6,520, respectively. The 2019 Notes bear interest at 8% annually and were due two years from the issuance date. The 2019 Notes were convertible into shares of preferred stock issued in a qualified financing with a minimum amount of $30,000. If a qualified financing did not occur before September 30, 2020, the holders of a majority of the outstanding 2019 Notes could elect to convert the series of 2019 Notes into shares of the Company’s existing equity securities at their discretion. If neither a qualified financing occurred nor the holders of a majority of the outstanding 2019 Notes elected to convert, then individual holders could elect to convert their individual notes or accelerate the repayment of the outstanding principal plus any interest payable as if the note is being held to the maturity date. The 2019 Notes were convertible into shares of the Company’s existing equity securities, or preferred stock if sold to investors in the next financing. The conversion price was equal to 75% of the lesser of (a) the price per share paid by investors in the next financing round or (b) the quotient obtained by dividing $300,000 by the total number of shares outstanding on a fully diluted basis.

A qualified financing did not occur prior to September 30, 2020, and the holders of a majority of the 2019 Notes elected to convert the entire series of 2019 Notes to Series A preferred stock at a conversion price of $0.78. The entire series of outstanding 2019 Notes with an aggregate principal balance of $11,170 and accrued interest of $693 converted into 15,214 shares of Series A preferred stock on September 30, 2020 (see Note 11).

NOTE 9 — Convertible Promissory Notes

In 2020 and 2019, the Company issued a series of similar convertible promissory notes (collectively, the “Notes”) totaling $4,650 and $6,520, respectively. The Notes bear interest at 8% annually and are due two years from the issuance date. The Notes convert into shares of preferred stock issued in a qualified financing with a minimum amount of $30,000. If a qualified financing does not occur before September 30, 2020, the holders of a majority of the outstanding Notes can elect to convert the series of Notes into shares of the Company’s existing equity securities at their discretion. If neither a qualified financing occurs nor the holders of a majority of the outstanding Notes elect to convert, then individual holders can elect to convert their individual notes or accelerate the repayment of the outstanding principal plus any interest payable as if the note is being held to the maturity date. The Notes convert into shares of the Company’s existing equity securities, or preferred stock if sold to investors in the next financing. The conversion price is equal to 75% of the lesser of (a) the price per share paid by investors in the next financing round or (b) the quotient obtained by dividing $300,000 by the total number of shares outstanding on a fully diluted basis.

A qualified financing did not occur prior to September 30, 2020, and the holders of a majority of the Notes elected to convert the entire series of Notes to Series A preferred stock at a conversion price of $0.78. The Company evaluated the conversion option within the Notes to determine whether the conversion price was beneficial to the note holders. The entire series of outstanding convertible promissory notes with an aggregate principal balance of $11,170 and accrued interest of $693 converted into 15,214 shares of Series A preferred stock on September 30, 2020 (see Note 10).